Cover	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	The Bancorp, Inc.
Entity Central Index Key	0001295401
EBP 001
Entity Information [Line Items]
Document Type	11-K
Entity Registrant Name	The Bancorp, Inc.
Entity Tax Identification Number	23-3016517